Consolidated Statements of Changes In Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY
Balance at Dec. 31, 2007		6,305,524,597		411		5,928,533,055		43,890,273		(51,781,427)		511,416,766		(126,534,481)
Balance, shares at Dec. 31, 2007				257,241,526
Net income for the year		1,113,588,154										1,113,588,154
Comprehensive income:
- Foreign currency translation		(256,804,583)								(256,804,583)
- Unrealized holding gains		102,655,057								102,655,057
- Deferred tax benefit, net		38,694,125								38,694,125
- Unrealized holding losses		76,969,037
Exercise of share options		10,752,003		1		10,752,002
Exercise of share options, shares				779,100
Shares issued and reserved for share options		5		5
Share-based compensation		46,131,574				46,131,574
Repurchase of shares		(1,987,411,477)												(1,987,411,477)
Repurchase of shares, shares				(31,002,200)
Balance at Dec. 31, 2008		5,373,129,455		417		5,985,416,631		43,890,273		(167,236,828)		1,625,004,920		(2,113,945,958)
Balance, shares at Dec. 31, 2008				227,018,426
Net income for the year		859,313,746										859,313,746
Comprehensive income:
- Foreign currency translation		(12,768,786)								(12,768,786)
Reclassification adjustment		(1,813,513)								(1,813,513)
- Unrealized holding losses		(30,951,002)								(30,951,002)
Exercise of share options		18,734,326				18,734,326
Exercise of share options, shares				1,371,366
Share-based compensation		32,038,720				32,038,720
Repurchase of shares		(62,846,075)												(62,846,075)
Repurchase of shares, shares				(1,570,785)
Dividends to shareholders		(277,652,205)										(277,652,205)
Balance at Dec. 31, 2009		5,897,184,666		417		6,036,189,677		43,890,273		(212,770,129)		2,206,666,461		(2,176,792,033)
Balance, shares at Dec. 31, 2009	226,819,007			226,819,007
Net income for the year	122,907,248	811,187,833										811,187,833
Comprehensive income:
- Foreign currency translation		(73,194,240)								(73,194,240)
- Unrealized holding gains		(14,540,051)								(14,540,051)
- Unrealized holding losses	(2,203,038)	(14,540,051)
Exercise of share options		17,760,783				17,760,783
Exercise of share options, shares			1,200,405	1,200,405
Share-based compensation		33,584,427				33,584,427
Dividends to shareholders		(279,122,994)										(279,122,994)
Balance at Dec. 31, 2010	$ 968,615,215	6,392,860,424	$ 63	417	$ 922,353,771	6,087,534,887	$ 6,650,041	43,890,273	$ (45,530,973)	(300,504,420)	$ 414,959,288	2,738,731,300	$ (329,816,975)	(2,176,792,033)
Balance, shares at Dec. 31, 2010	228,019,412		228,019,412